Ordinary Shares - Schedule of ordinary shares for future issuances (Details) - shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Capital Shares Reserved For Future Issuance [Line Items]
Outstanding ordinary share options	158,575,852	159,003,977	153,789,602
Total	1,401,946,529	1,399,368,654
Common Stock [Member]
Schedule Of Capital Shares Reserved For Future Issuance [Line Items]
Ordinary shares available for grant under the Plan	208,193,482	205,187,482
Series Seed Preferred Shares, as converted to ordinary [Member]
Schedule Of Capital Shares Reserved For Future Issuance [Line Items]
Preferred Shares, as converted to ordinary	71,428,571	71,428,571
Series A Preferred Shares, as converted to ordinary [Member]
Schedule Of Capital Shares Reserved For Future Issuance [Line Items]
Series A Preferred Shares, as converted to ordinary	326,079,495	326,079,495
Series B Preferred Shares, as converted to ordinary [Member]
Schedule Of Capital Shares Reserved For Future Issuance [Line Items]
Preferred Shares, as converted to ordinary	239,156,361	239,156,361
Series C-1 Preferred Shares, as converted to ordinary [Member]
Schedule Of Capital Shares Reserved For Future Issuance [Line Items]
Preferred Shares, as converted to ordinary	270,636,854	270,636,854
Series C-2 Preferred Shares, as converted to ordinary [Member]
Schedule Of Capital Shares Reserved For Future Issuance [Line Items]
Preferred Shares, as converted to ordinary	127,875,914	127,875,914